Property and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2021	Jun. 30, 2019
Property and equipment, gross	$ 1,277,400		$ 1,226,500
Less accumulated depreciation and amortization	999,100		910,400
Property and equipment, net	$ 278,300	$ 383,700	316,100
Automobiles
Useful lives	5 years
Property and equipment, gross	$ 22,000		22,000
Computer equipment
Property and equipment, gross	$ 215,300		200,300
Computer equipment | Minimum
Useful lives	3 years
Computer equipment | Maximum
Useful lives	5 years
Machinery and equipment
Property and equipment, gross	$ 847,500		823,400
Machinery and equipment | Minimum
Useful lives	3 years
Machinery and equipment | Maximum
Useful lives	7 years
Furniture and fixtures
Property and equipment, gross	$ 142,300		138,500
Furniture and fixtures | Minimum
Useful lives	4 years
Furniture and fixtures | Maximum
Useful lives	10 years
Leasehold improvements
Property and equipment, gross	$ 50,300		$ 42,300
Leasehold improvements | Minimum
Useful lives	3 years
Leasehold improvements | Maximum
Useful lives	10 years